Material Partly-Owned Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [Line Items]
Subsidiaries of the Company

The subsidiaries of the Company are set out below:

	Percentage of equity interest
Place of incorporation and operations	2018	2017
The British Virgin Islands
APWC General Holdings Limited	100%	100%
PRC (APWC) Holding Ltd.	100%	100%
Samray Inc.	100%	100%
Siam (APWC) Holdings Ltd.	100%	100%
Moon View Ltd.	100%	100%
Trigent Investment Holdings Limited	100%	100%
Crown Century Holdings Ltd.	100%	100%
Singapore
Sigma Cable Company (Private) Limited (“Sigma Cable”)	98.30%	98.30%
Epan Industries Pte Ltd.	98.30%	98.30%
Singvale Pte Ltd.	100%	100%
The People’s Republic of China (“PRC”)
Ningbo Pacific Cable Co., Ltd. (“Ningbo Pacific”) (iv)	97.93%	97.93%
Shanghai Yayang Electric Co., Ltd. (“SYE”) (iii)	68.75%	68.75%
Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. (“PEWS”) (iv)	97.93%	97.93%
Hong Kong
Crown Century Holdings Limited (“CCH (HK)”) (iv)	97.93%	97.93%
Australia
Australia Pacific Electric Cable Pty Limited (“APEC”) (iv)	98.06%	98.06%

2.	BASIS OF PREPARATION (continued)
2.2	Basis of consolidation (continued)
	Percentage of equity interest
Place of incorporation and operations	2018	2017
Thailand
Charoong Thai Wire and Cable Public Company Limited (“Charoong Thai”) (i)	50.93%	50.93%
Siam Pacific Electric Wire & Cable Company Limited (“Siam Pacific”)	50.93%	50.93%
Double D Cable Company Limited (“Double D”)	50.93%	50.93%
Hard Lek Limited.	73.98%	73.98%
APWC (Thailand) Co., Ltd.	99.48%	99.48%
PEWC (Thailand) Co., Ltd.	99.48%	99.48%
CTW Beta Co., Ltd.	50.89%	50.89%
Siam Fiber Optics Co., Ltd. (“SFO”) (ii)	30.56%	30.56%
Taiwan
Asia Pacific New Energy Corporation Limited ("APNEC") (v)	100.00%	—
YASHIN Energy Corporation Limited ("YASHIN") (v)	100.00%	—
YADING Energy Corporation Limited ("YADING") (v)	100.00%	—

(i)	Charoong Thai is listed on the Stock Exchange of Thailand and is engaged in the manufacturing of wire and cable products for the power and telecommunications industries in Thailand.

(ii)

The directors have concluded that the Company controls SFO, even though it holds less than half of the voting rights of this subsidiary. This is because the Company is the largest shareholder with a 50.93% equity interest in Charoong Thai, which holds a 60% equity interest of SFO.

(iii)

In June 2017, SYE increased its paid-in capital by US$1 million by converting the loan from CCH(HK). The interest of CCH(HK) in SYE increased from 31.42% to 37.92%, as a result, the Company’s interest in SYE increased by 2.4% to 68.75%.

(iv)

In September 2013, CCH(HK) increased its paid-up share capital by US$2 million through the issuance of 7.8 million mandatory converting preference shares to Siam Pacific. The preference share was not entitled to voting right.

In December 2017, the preference share of 7.8 million shares held by Siam Pacific was converted into 7.8 million ordinary shares. As a result of the preference share conversion, the interest of the Company in CCH (HK), Ningbo Pacific and PEWS decreased by 2.07% to 97.93% and in APEC decreased by 1.34% to 98.06%.

The Company recorded the effect of change in shareholding of the subsidiaries, amounting to $232 thousands; under the caption of “Additional paid-in capital” in consolidated statement of change in equity.

(v)

On June 19, 2018, APWC’s Board of Directors approved to set up APNEC as the Company’s subsidiary with 100% held. APNEC registered its incorporation on October 26, 2018 with TWD 500 million registered capital and a paid-up capital of TWD 4 million.

Subsidiaries with material non-controlling interests [Member]
Disclosure of subsidiaries [Line Items]
Subsidiaries of the Company

Proportion of equity interest held by NCI:

	Country of incorporation	As of December 31,
Name	and operation	2018	2017
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	31.25%

From APWC group perspective, SYE is considered an entity with material non-controlling interests and should be separated from Charoong Thai group.

Summarized Financial Information of Subsidiaries

6(b)Summarized financial information about the subsidiaries

The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized income statements	CTW consolidated
	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Revenue	213,424	207,529	152,988
Gain on disposal of investment property	—	—	4,466
Profit before tax	11,736	12,985	10,777
Income tax expense	(2,150)	(2,727)	(3,009)
Profit for the year	9,586	10,258	7,768
Other comprehensive income	3,965	10,182	682
Total comprehensive income	13,551	20,440	8,450
Profit attributable to non-controlling interests	4,509	4,896	3,812
Dividends paid to non-controlling interests	2,181	1,943	1,142

Summarized income statements	SYE
	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Revenue	33,790	33,533	30,056
Loss before tax	(837)	(161,011)	(537)
Income tax expense	—	—	—
Loss for the year	(837)	(161,011)	(537)
Other comprehensive income/(loss)	(255)	345	(277)
Total comprehensive loss	(1,092)	(160,666)	(814)
Loss attributable to non-controlling interests	(262)	(15)	(181)
Dividends paid to non-controlling interests	—	—	—
6.	MATERIAL PARTLY-OWNED SUBSIDIARIES (continued)

Summarized balance sheets	CTW consolidated		SYE
	As of December 31,		As of December 31,
	2018	2017	2018	2017
	US$’000	US$’000	US$’000	US$’000
Current assets	141,761	149,875	11,293	15,063
Non-current assets	42,691	41,983	1,881	1,920
Current liabilities	(33,715)	(47,451)	(8,671)	(11,356)
Non-current liabilities	(8,161)	(7,536)	—	—
Total equity	142,576	136,871	4,503	5,627

Equity attributable to:
Equity holders of the parent	73,621	71,876	3,096	3,869
Non-controlling interests	68,955	64,995	1,407	1,758

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Operating	38,784	(24,018)	7,319
Investing	(9,137)	6,589	443
Financing	(12,585)	12,836	(10,586)
Effect of changes in exchange rate on cash	(102)	1,678	(404)
Net (decrease) increase in cash and cash equivalents	16,960	(2,915)	(3,228)

Summarized cash flow information	SYE
	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Operating	3,648	833	(716)
Investing	(277)	(252)	(341)
Financing	(4,005)	(563)	1,470
Effect of changes in exchange rate on cash	(34)	65	(44)
Net (decrease) increase in cash and cash equivalents	(668)	83	369